Deferred revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Contractual assets	R$ 25,898	R$ 24,027
Contractual liability	R$ (85,425)	R$ (58,993)